Debt, CIBFL Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($)
Debt [Abstract]
Balance outstanding	$ 260,974	$ 216,612
Shipbuilding Contracts for Five Newbuilding Tankers [Member]
Debt [Abstract]
Percentage of constructions costs to be funded by the Company	15.00%
Contractual commitment for each shipbuilding contract	$ 45,200
First installment payable per vessel	6,780
Aggregate first installment payable	$ 33,900
CIBFL Facility [Member]
Debt [Abstract]
Percentage of installments payable to be financed	85.00%
Basis spread on variable rate	1.80%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	tops:TermSecuredOvernightFinancingRateMember
Frequency of periodic payment	quarterly
Installment payment	$ 511
Term	10 years
Balance outstanding	$ 28,815
Purchase obligation	18,000
Minimum liquidity requirement	$ 440
Maximum ratio of debt to market value of fleet	80.00%
Minimum term of time charter assigned as security	12 months
CIBFL Facility [Member] | SOFR [Member]
Debt [Abstract]
Variable rate	3.66%
CIBFL Facility [Member] | EURIBOR [Member]
Debt [Abstract]
Variable rate	2.25%
CIBFL Facility [Member] | Minimum [Member]
Debt [Abstract]
Percentage of outstanding capital balance	118.00%
CIBFL Facility [Member] | Shipbuilding Contracts for Five Newbuilding Tankers [Member]
Debt [Abstract]
Number of newbuilding vessels to be purchased | Vessel	5
Face amount for each newbuilding vessel	$ 38,420
Aggregate face amount	$ 192,100